UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/20

Item 1.   Reports to Stockholders.

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During 2019’s last quarter, the U.S. economy continued to grow moderately, mainly due to concerns about trade. To support the economy, the U.S. Federal Reserve (Fed) lowered the federal funds rate by 0.25% at its October 2019 meeting. However, amid larger economic risks posed by the novel coronavirus (COVID-19) outbreak toward period-end, the Fed lowered its key rate again by 0.50% on March 3 and further by 1.00% on March 15, decreasing the rate during the period from 2.00% to 0.25%. In its efforts to support U.S. economic activity, the Fed also announced a plan to purchase government, government-backed and corporate bonds, which would significantly expand its balance sheet.

The 10-year U.S. Treasury yield was 1.68% on September 30, 2019, and decreased to 0.70% at the end of March 2020. In this environment, U.S. stocks, as measured by the Standard & Poor’s® 500 Index, posted a -12.31% return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management. We continue to focus on what we consider high-quality, resilient business models with attractive cash flow generation capabilities.

The enclosed semiannual report for Franklin Rising Dividends Fund includes more detail about prevailing conditions during the period and a discussion about investment decisions. We encourage you to discuss your investment goals with your financial advisor, who can review your overall portfolio, reassess your goals and help you stay focused on the long term. Please remember all securities markets fluctuate, as do mutual fund prices.

We are grateful for the trust you have placed in Franklin Rising Dividends Fund and look forward to continuing to serve your investment needs.

Sincerely,

Nicholas Getaz, CFA®

Vice President, Research Analyst

Co-Lead Portfolio Manager Franklin Managed Trust

Matthew D. Quinlan,

Vice President, Research Analyst

Co-Lead Portfolio Manager Franklin Managed Trust

This letter reflects our analysis and opinions as of March 31, 2020, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Franklin Rising Dividends Fund	3

Performance Summary	6

Your Fund’s Expenses	8

Financial Highlights and Statement of Investments	9

Financial Statements	17

Notes to Financial Statements	21

Shareholder Information	29

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin Rising Dividends Fund

This semiannual report for Franklin Rising Dividends Fund covers the period ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in companies that have paid consistently rising dividends. The Fund invests predominantly in equity securities, primarily common stock. Companies that have paid consistently rising dividends per share include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years. The Fund may invest up to 25% of its total assets in foreign securities.

Performance Overview

For the six months under review, the Fund’s Class A shares posted a -16.15% cumulative total return. In comparison, the Fund’s benchmark, the Standard & Poor’s® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, posted a -12.31% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

U.S. equities, as measured by the S&P 500, declined significantly during the six months under review. Equities posted strong gains throughout much of the reporting period, aided by relatively steady economic growth, easing trade tensions and the U.S. Federal Reserve’s (Fed’s) supportive monetary policy. However, a sharp sell-off began in late February 2020 amid fears of a global economic slowdown due to the novel coronavirus (COVID-19) pandemic. Concerns about global supply chain disruptions, business and personal restrictions, and subdued consumer spending drove many investors to sell equity holdings in favor of perceived safe investments such as government bonds and cash.

The Fed lowered the federal funds target rate in October for the third time in 2019, to a range of 1.50%–1.75%. The labor market remained strong through February 2020 and supported consumer spending, though some parts of the economy struggled as annual industrial production contracted and capital spending declined.

However, economic activity weakened considerably as the COVID-19 pandemic spread across the U.S. and many state and local governments issued stay-at-home orders, which included business closures and restrictions. Weekly unemployment claims surged near period-end, reflecting layoffs in many industries, particularly retail, restaurants and hospitality. As a result, the unemployment rate jumped from a 50-year low of 3.5% in February 2020 to 4.4% at period-end, and the economy contracted in the first quarter, following an expansion that lasted more than a decade.2

Market volatility persisted at a heightened level throughout March 2020, as social distancing measures intended to mitigate the pandemic severely weakened the economy. In an effort to boost the U.S. economy and aid businesses and individuals directly impacted by the pandemic, the federal government passed an unprecedented $2 trillion stimulus package. Furthermore, the Fed cut the federal funds target rate to a range of 0.00%–0.25% and announced sweeping quantitative easing measures aimed at stimulating lending and credit availability. Many investors were encouraged by policymakers’ swift and decisive fiscal and stimulus measures. U.S. stocks, as measured by the S&P 500, bounced from multi-year lows, but still finished the reporting period with negative returns.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 14.

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FRANKLIN RISING DIVIDENDS FUND

Investment Strategy

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also experience stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening criteria, such as consistent and substantial dividend increases, reinvested earnings, and long-term debt that is no more than 50% of total capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices.

Manager’s Discussion

During the six months under review, detractors from Fund performance included Cintas, Stryker and Johnson Controls

Uniform rental company Cintas detracted from relative performance as the shutdown of large parts of the service economy to contain the spread of COVID-19 have raised investor concerns about the company’s earnings in the near term, given its exposure to the services sector. Prior to the various efforts to stem the coronavirus outbreak, Cintas reported an acceleration in organic sales growth in its fiscal second quarter and improving profitability.

Stryker, a developer of surgical and medical products, curbed relative Fund results based on investor concerns about a sharp decrease in elective surgical procedures due to the coronavirus outbreak. While a deferral of elective procedures may be a challenge over the short-term, we believe the essential nature of these procedures should drive a strong recovery as pent-up demand is able to be satisfied. The company’s long-term topline growth trajectory remains attractive to us, due to a steady cadence of new product launches, international expansion and ongoing growth from MAKO, Stryker’s robotic-arm assisted technology.

Industrial company Johnson Controls hurt relative performance due to investor concerns about the health of the global economy following efforts to stem the outbreak of the coronavirus. The company’s latest earnings report largely met Wall Street expectations as it continues to see solid organic growth around the globe in its fire and safety and HVAC businesses. The company appears well positioned to benefit from systems upgrades at many commercial buildings looking to meet new environmental regulations, in our view.

Portfolio Composition

Based on Total Net Assets as of 3/31/20

In contrast, holdings that positively contributed to Fund performance included Microsoft, West Pharmaceutical Services and Jeweler Tiffany & Co.

Business software firm Microsoft boosted relative performance following a strong earnings report as well as investor optimism that its cloud-based services could benefit as more people work from home during the coronavirus outbreak. The company has seen strength in its commercial cloud services and in sales of Windows software as customers migrated away from Windows 7 in recent quarters. We believe that the trends of helping business customers move to the cloud and providing workers with

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FRANKLIN RISING DIVIDENDS FUND

productivity tools should support attractive growth over the medium to longer term.

Top 10 Holdings

3/31/20

Company Sector/Industry	% of Total Net Assets
Microsoft Corp.	8.5%
Software & Services
Roper Technologies Inc.	5.4%
Industrial Conglomerates
Stryker Corp.	3.7%
Health Care Equipment & Services
Becton, Dickinson and Co.	3.6%
Health Care Equipment & Services
Linde PLC (United Kingdom)	3.6%
Materials
Accenture PLC	3.6%
Software & Services
Air Products and Chemicals Inc.	3.5%
Materials
Honeywell International Inc.	3.4%
Industrial Conglomerates
Medtronic PLC	3.1%
Health Care Equipment & Services
Texas Instruments Inc.	3.0%
Semiconductors & Semiconductor Equipment

West Pharmaceutical Services, which designs and manufactures pharmaceutical packaging and delivery systems, supported the Fund’s relative results following strong earnings in its fourth quarter and upbeat guidance for 2020. The company reported double-digit organic sales growth across its main businesses. We believe this company should remain a steady growth compounder, given its long runway for revenue and margin growth.

Jeweler Tiffany & Co. contributed to Fund results based on investor anticipation of the closing of its acquisition by French luxury goods firm LVMH Moet Hennessey Louis Vuitton (not a Fund holding). LVMH agreed in late November 2019 to acquire Tiffany for U.S.$16.2 billion.

Thank you for your participation in Franklin Rising Dividends Fund. We look forward to continuing to serve your investment needs.

Nicholas Getaz, CFA Co-Lead Portfolio Manager

Matthew Quinlan Co-Lead Portfolio Manager

Amritha Kasturirangan Portfolio Manager Nayan Sheth Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund.

Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN RISING DIVIDENDS FUND

Performance Summary as of March 31, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

6-Month	-16.15%	-20.76%

1-Year	-10.15%	-15.09%

5-Year	+29.75%	+4.16%

10-Year	+142.75%	+8.66%

Advisor

6-Month	-16.05%	-16.05%

1-Year	-9.93%	-9.93%

5-Year	+31.39%	+5.61%

10-Year	+148.92%	+9.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN RISING DIVIDENDS FUND

PERFORMANCE SUMMARY

Distributions (10/1/19–3/31/20)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.3780	$0.0126	$1.3653	$1.7559
C	$0.1214	$0.0126	$1.3653	$1.4993
R	$0.2909	$0.0126	$1.3653	$1.6688
R6	$0.4920	$0.0126	$1.3653	$1.8699
Advisor	$0.4627	$0.0126	$1.3653	$1.8406
Total Annual Operating Expenses[5]

Share Class	With Fee Waiver	Without Fee waiver
A	0.87%	0.87%
Advisor	0.62%	0.62%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize-company securities have been more volatile in price than larger company securities, especially over the short term. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN RISING DIVIDENDS FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/201,[2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/201, [2]	Net Annualized Expense Ratio[2]
A	$1,000	$838.50	$3.95	$1,020.70	$4.34	0.86%
C	$1,000	$835.40	$7.39	$1,016.95	$8.12	1.61%
R	$1,000	$837.40	$5.10	$1,019.45	$5.60	1.11%
R6	$1,000	$839.90	$2.44	$1,022.35	$2.68	0.53%
Advisor	$1,000	$839.50	$2.81	$1,021.95	$3.08	0.61%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN MANAGED TRUST

Financial Highlights

Franklin Rising Dividends Fund

	Six Months Ended
	March 31, 2020	Year Ended September 30,
	(unaudited)	2019	2018	2017	2016	2015
Class A

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 67.81	$66.02	$58.98	$53.47	$47.01	$49.72

Income from investment operations[a]:

Net investment income[b]	0.37	0.73	0.70	0.69	0.69	0.64

Net realized and unrealized gains (losses)	(11.01)	3.97	8.40	6.75	8.26	(2.22)

Total from investment operations	(10.64)	4.70	9.10	7.44	8.95	(1.58)

Less distributions from:

Net investment income	(0.38)	(0.75)	(0.66)	(0.82)	(0.58)	(0.63)

Net realized gains	(1.38)	(2.16)	(1.40)	(1.11)	(1.91)	(0.50)
Total distributions	(1.76)	(2.91)	(2.06)	(1.93)	(2.49)	(1.13)

Net asset value, end of period	$ 55.41	$67.81	$66.02	$58.98	$53.47	$47.01

Total return[c]	(16.15)%	7.55%	15.77%	14.36%	19.51%	(3.35)%

Ratios to average net assets[d]

Expenses[e]	0.86%	0.87%	0.87%	0.91%	0.91%	0.92%

Net investment income	1.10%	1.16%	1.14%	1.25%	1.38%	1.25%

Supplemental data

Net assets, end of period (000’s)	$10,869,819	$13,214,451	$12,295,189	$11,626,959	$11,662,059	$10,220,847

Portfolio turnover rate	6.02%	2.65%	1.63%	3.09%	1.74%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)

	Six Months Ended
	March 31, 2020	Year Ended September 30,
	(unaudited)	2019	2018	2017	2016	2015
Class C

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 66.43	$64.73	$57.86	$52.50	$46.26	$48.94

Income from investment operations[a]:

Net investment income[b]	0.12	0.25	0.24	0.28	0.31	0.25

Net realized and unrealized gains (losses)	(10.79)	3.88	8.25	6.62	8.12	(2.18)

Total from investment operations	(10.67)	4.13	8.49	6.90	8.43	(1.93)

Less distributions from:

Net investment income	(0.12)	(0.27)	(0.22)	(0.43)	(0.28)	(0.25)

Net realized gains	(1.38)	(2.16)	(1.40)	(1.11)	(1.91)	(0.50)
Total distributions	(1.50)	(2.43)	(1.62)	(1.54)	(2.19)	(0.75)

Net asset value, end of period	$ 54.26	$66.43	$64.73	$57.86	$52.50	$46.26

Total return[c]	(16.46)%	6.75%	14.92%	13.49%	18.62%	(4.07)%

Ratios to average net assets[d]

Expenses[e]	1.61%	1.62%	1.62%	1.66%	1.66%	1.67%

Net investment income	0.35%	0.41%	0.39%	0.50%	0.63%	0.50%

Supplemental data

Net assets, end of period (000’s)	$1,836,572	$2,375,567	$2,980,374	$2,907,500	$2,956,171	$2,644,955

Portfolio turnover rate	6.02%	2.65%	1.63%	3.09%	1.74%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)

	Six Months Ended
	March 31, 2020	Year Ended September 30,
	(unaudited)	2019	2018	2017	2016	2015
Class R

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 67.56	$65.78	$58.76	$53.28	$46.87	$49.56

Income from investment operations[a]:

Net investment income[b]	0.29	0.57	0.55	0.57	0.57	0.51

Net realized and unrealized gains (losses)	(10.98)	3.96	8.37	6.71	8.22	(2.20)

Total from investment operations	(10.69)	4.53	8.92	7.28	8.79	(1.69)

Less distributions from:

Net investment income	(0.29)	(0.59)	(0.50)	(0.69)	(0.47)	(0.50)

Net realized gains	(1.38)	(2.16)	(1.40)	(1.11)	(1.91)	(0.50)
Total distributions	(1.67)	(2.75)	(1.90)	(1.80)	(2.38)	(1.00)

Net asset value, end of period	$ 55.20	$67.56	$65.78	$58.76	$53.28	$46.87

Total return[c]	(16.26)%	7.28%	15.50%	14.07%	19.20%	(3.58)%

Ratios to average net assets[d]

Expenses[e]	1.11%	1.12%	1.12%	1.16%	1.16%	1.17%

Net investment income	0.85%	0.91%	0.89%	1.00%	1.13%	1.00%

Supplemental data

Net assets, end of period (000’s)	$146,349	$194,827	$203,792	$227,179	$247,961	$243,597

Portfolio turnover rate	6.02%	2.65%	1.63%	3.09%	1.74%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)

	Six Months Ended
	March 31, 2020	Year Ended September 30,
	(unaudited)	2019	2018	2017	2016	2015
Class R6

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 67.79	$65.97	$58.97	$53.46	$46.98	$49.67

Income from investment operations[a]:

Net investment income[b]	0.48	0.94	0.83	0.92	0.90	0.84

Net realized and unrealized gains (losses)	(11.01)	3.98	8.47	6.73	8.24	(2.20)

Total from investment operations	(10.53)	4.92	9.30	7.65	9.14	(1.36)

Less distributions from:

Net investment income	(0.49)	(0.94)	(0.90)	(1.03)	(0.75)	(0.83)

Net realized gains	(1.38)	(2.16)	(1.40)	(1.11)	(1.91)	(0.50)
Total distributions	(1.87)	(3.10)	(2.30)	(2.14)	(2.66)	(1.33)

Net asset value, end of period	$ 55.39	$67.79	$65.97	$58.97	$53.46	$46.98

Total return[c]	(16.01)%	7.91%	16.18%	14.80%	19.97%	(2.93)%

Ratios to average net assets[d]

Expenses[e]	0.53%	0.53%	0.53%	0.52%	0.52%	0.52%

Net investment income	1.43%	1.50%	1.48%	1.64%	1.77%	1.65%

Supplemental data

Net assets, end of period (000’s)	$1,660,254	$1,852,106	$1,743,486	$523,985	$586,747	$553,301

Portfolio turnover rate	6.02%	2.65%	1.63%	3.09%	1.74%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)

	Six Months Ended
	March 31, 2020	Year Ended September 30,
	(unaudited)	2019	2018	2017	2016	2015
Advisor Class

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 67.78	$65.98	$58.95	$53.45	$46.97	$49.68

Income from investment operations[a]:

Net investment income[b]	0.45	0.89	0.90	0.78	0.81	0.77

Net realized and unrealized gains (losses)	(11.01)	3.97	8.34	6.79	8.26	(2.22)

Total from investment operations	(10.56)	4.86	9.24	7.57	9.07	(1.45)

Less distributions from:

Net investment income	(0.46)	(0.90)	(0.81)	(0.96)	(0.68)	(0.76)

Net realized gains	(1.38)	(2.16)	(1.40)	(1.11)	(1.91)	(0.50)
Total distributions	(1.84)	(3.06)	(2.21)	(2.07)	(2.59)	(1.26)

Net asset value, end of period	$ 55.38	$67.78	$65.98	$58.95	$53.45	$46.97

Total return[c]	(16.05)%	7.82%	16.07%	14.65%	19.81%	(3.11)%

Ratios to average net assets[d]

Expenses[e]	0.61%	0.62%	0.62%	0.66%	0.66%	0.67%

Net investment income	1.35%	1.41%	1.39%	1.50%	1.63%	1.50%

Supplemental data

Net assets, end of period (000’s)	$2,686,852	$3,282,003	$2,883,129	$3,292,740	$2,105,241	$1,671,632

Portfolio turnover rate	6.02%	2.65%	1.63%	3.09%	1.74%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN MANAGED TRUST

Statement of Investments, March 31, 2020 (unaudited)

Franklin Rising Dividends Fund

	Shares	Value
Common Stocks 97.8%
Aerospace & Defense 5.1%
The Boeing Co.	793,218	$118,300,532
General Dynamics Corp.	2,109,990	279,172,777
Raytheon Co.	1,471,900	193,039,685
United Technologies Corp.	3,110,536	293,416,861

		883,929,855

Building Products 1.2%
Johnson Controls International PLC	7,463,249	201,209,193

Commercial & Professional Services 1.6%
ABM Industries Inc.	49,670	1,209,961
Cintas Corp.	1,272,800	220,474,416
[a] Matthews International Corp., A	2,504,111	60,574,445

		282,258,822

Consumer Durables & Apparel 2.2%
NIKE Inc., B	4,492,000	371,668,080

Consumer Services 1.8%
McDonald’s Corp.	1,886,154	311,875,564

Diversified Financials 0.1%
State Street Corp.	469,000	24,983,630

Electrical Equipment 0.5%
nVent Electric PLC	5,225,168	88,148,584

Energy 1.9%
Chevron Corp.	2,351,100	170,360,706
EOG Resources Inc.	1,846,000	66,308,320
Exxon Mobil Corp.	2,291,300	87,000,661

		323,669,687

Food & Staples Retailing 1.8%
Walmart Inc.	2,684,064	304,963,352

Food, Beverage & Tobacco 4.4%
Bunge Ltd.	3,086,880	126,654,686
McCormick & Co. Inc.	2,020,600	285,328,926
PepsiCo Inc.	2,805,277	336,913,768

		748,897,380

Health Care Equipment & Services 16.9%
Abbott Laboratories	4,100,700	323,586,237
Becton, Dickinson and Co.	2,703,156	621,104,154
CVS Health Corp.	2,323,100	137,829,523
Dentsply Sirona Inc.	1,755,000	68,146,650
Medtronic PLC	5,874,600	529,771,428
Stryker Corp.	3,855,718	641,938,490
UnitedHealth Group Inc.	605,700	151,049,466
West Pharmaceutical Services Inc.	2,798,300	426,041,175

		2,899,467,123

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FRANKLIN MANAGED TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

	Shares	Value
Common Stocks (continued)
Household & Personal Products 3.4%
Colgate-Palmolive Co.	3,791,910	$251,631,148
The Procter & Gamble Co.	3,057,688	336,345,680

		587,976,828

Industrial Conglomerates 9.4%
Carlisle Cos. Inc.	770,429	96,519,345
Honeywell International Inc.	4,319,100	577,852,389
Roper Technologies Inc.	3,002,302	936,147,787

		1,610,519,521

Insurance 1.5%
Aflac Inc.	3,068,820	105,076,397
Erie Indemnity Co., A	1,019,322	151,104,293

		256,180,690

Machinery 2.9%
Donaldson Co. Inc.	2,851,704	110,161,325
Dover Corp.	3,040,000	255,177,600
Pentair PLC	4,647,868	138,320,552

		503,659,477

Materials 10.9%
Air Products and Chemicals Inc.	3,010,458	600,917,521
[a] Albemarle Corp.	6,298,657	355,055,295
Ecolab Inc.	1,911,172	297,817,933
Linde PLC (United Kingdom)	3,587,535	620,643,555

		1,874,434,304

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
AbbVie Inc.	1,868,000	142,322,920
Johnson & Johnson	2,970,700	389,547,891
Perrigo Co. PLC	1,659,200	79,790,928
Pfizer Inc.	2,974,800	97,097,472

		708,759,211

Retailing 5.4%
Lowe’s Cos. Inc.	2,688,200	231,319,610
Ross Stores Inc.	4,099,750	356,555,257
Target Corp.	3,163,391	294,100,461
Tiffany & Co.	331,491	42,928,085

		924,903,413

Semiconductors & Semiconductor Equipment 5.7%
Analog Devices Inc.	5,291,119	474,348,819
Texas Instruments Inc.	5,114,100	511,052,013

		985,400,832

franklintempleton.com	Semiannual Report	15

FRANKLIN MANAGED TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

	Shares	Value
Common Stocks (continued)
Software & Services 13.8%
Accenture PLC, A	3,779,800	$617,090,148
Microsoft Corp.	9,258,600	1,460,173,806
Visa Inc., A	1,830,700	294,962,383

		2,372,226,337

Trading Companies & Distributors 0.8%
W.W. Grainger Inc.	575,400	142,986,900

Transportation 2.4%
Norfolk Southern Corp.	1,306,353	190,727,538
United Parcel Service Inc., B	2,415,100	225,618,642

		416,346,180

Total Common Stocks (Cost $10,166,273,437)		16,824,464,963

Short Term Investments (Cost $350,025,475) 2.1%

Money Market Funds 2.1%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	350,025,475	350,025,475

Total Investments (Cost $10,516,298,912) 99.9%		17,174,490,438
Other Assets, less Liabilities 0.1%		25,356,362

Net Assets 100.0%		$17,199,846,800

aSee Note 8 regarding holdings of 5% voting securities.

bSee Note 3(f) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2020 (unaudited)

Franklin Rising Dividends Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$9,734,861,534
Cost - Non-controlled affiliates (Note 3f and 8)	781,437,378

Value - Unaffiliated issuers	$16,408,835,223
Value - Non-controlled affiliates (Note 3f and 8)	765,655,215
Receivables:
Investment securities sold	7,793,175
Capital shares sold	33,568,199
Dividends	24,638,426
Other assets	24,797

Total assets	17,240,515,035

Liabilities:
Payables:
Investment securities purchased	123,455
Capital shares redeemed	25,574,955
Management fees	7,491,607
Distribution fees	4,088,267
Transfer agent fees	2,570,876
Trustees’ fees and expenses	2,115
Accrued expenses and other liabilities	816,960

Total liabilities	40,668,235

Net assets, at value	$17,199,846,800

Net assets consist of:
Paid-in capital	$10,742,456,819
Total distributable earnings (losses)	6,457,389,981

Net assets, at value	$17,199,846,800

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

March 31, 2020 (unaudited)

Franklin Rising Dividends Fund

Class A:
Net assets, at value	$10,869,819,438

Shares outstanding	196,164,350

Net asset value per share[a]	$55.41

Maximum offering price per share (net asset value per share ÷ 94.50%)	$58.63

Class C:
Net assets, at value	$1,836,571,930

Shares outstanding	33,847,909

Net asset value and maximum offering price per share[a]	$54.26

Class R:
Net assets, at value	$146,349,462

Shares outstanding	2,651,207

Net asset value and maximum offering price per share	$55.20

Class R6:
Net assets, at value	$1,660,253,789

Shares outstanding	29,975,734

Net asset value and maximum offering price per share	$55.39

Advisor Class:
Net assets, at value	$2,686,852,181

Shares outstanding	48,514,009

Net asset value and maximum offering price per share	$55.38

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended March 31, 2020 (unaudited)

Franklin Rising Dividends Fund

Investment income:
Dividends:
Unaffiliated issuers	$198,278,599
Non-controlled affiliates (Note 3f and 8)	7,894,718

Total investment income	206,173,317

Expenses:
Management fees (Note 3a)	52,004,083
Distribution fees: (Note 3c)
Class A	16,620,456
Class C	11,594,675
Class R	463,311
Transfer agent fees: (Note 3e)
Class A	6,984,976
Class C	1,218,132
Class R	98,183
Class R6	243,334
Advisor Class	1,741,326
Custodian fees (Note 4)	81,084
Reports to shareholders	630,012
Registration and filing fees	169,340
Professional fees	77,235
Trustees’ fees and expenses	106,218
Other	149,364

Total expenses	92,181,729
Expense reductions (Note 4)	(590)
Expenses waived/paid by affiliates (Note 3f)	(474,657)

Net expenses	91,706,482

Net investment income	114,466,835

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(176,111,781)
Non-controlled affiliates (Note 3f and 8)	6,205,893

Net realized gain (loss)	(169,905,888)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(3,200,395,164)
Non-controlled affiliates (Note 3f and 8)	(102,869,587)

Net change in unrealized appreciation (depreciation)	(3,303,264,751)

Net realized and unrealized gain (loss)	(3,473,170,639)

Net increase (decrease) in net assets resulting from operations	$(3,358,703,804)

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Rising Dividends Fund

	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 114,466,835	$ 221,171,224
Net realized gain (loss)	(169,905,888)	707,507,765
Net change in unrealized appreciation (depreciation)	(3,303,264,751)	535,087,673

Net increase (decrease) in net assets resulting from operations	(3,358,703,804)	1,463,766,662

Distributions to shareholders:
Class A	(343,930,417)	(556,211,379)
Class C.	(52,629,072)	(97,026,206)
Class R.	(4,696,426)	(8,500,824)
Class R6	(52,376,097)	(83,190,016)
Advisor Class	(89,965,571)	(137,066,020)

Total distributions to shareholders	(543,597,583)	(881,994,445)

Capital share transactions: (Note 2)
Class A	118,741,331	537,873,957
Class C.	(117,758,710)	(640,012,448)
Class R.	(15,172,623)	(13,215,686)
Class R6	175,416,745	55,614,611
Advisor Class	21,966,771	290,951,288

Total capital share transactions	183,193,514	231,211,722

Net increase (decrease) in net assets	(3,719,107,873)	812,983,939
Net assets:
Beginning of period	20,918,954,673	20,105,970,734

End of period	$17,199,846,800	$20,918,954,673

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MANAGED TRUST

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Fund

1.  Organization and Significant Accounting Policies

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

franklintempleton.com	Semiannual Report	21

FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a.  Financial Instrument Valuation (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b.  Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These

22	Semiannual Report	franklintempleton.com

FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At March 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	15,161,399	$994,121,123	28,898,162	$1,814,790,163
Shares issued in reinvestment of distributions	4,888,638	328,590,647	8,546,829	532,972,074
Shares redeemed	(18,748,941)	(1,203,970,439)	(28,830,030)	(1,809,888,280)

Net increase (decrease)	1,301,096	$118,741,331	8,614,961	$537,873,957

Class C Shares:
Shares sold	2,281,748	$147,565,807	4,375,914	$267,309,828
Shares issued in reinvestment of distributions	741,165	48,938,223	1,489,574	90,625,119
Shares redeemed[a]	(4,934,272)	(314,262,740)	(16,149,596)	(997,947,395)

Net increase (decrease)	(1,911,359)	$(117,758,710)	(10,284,108)	$(640,012,448)

Class R Shares:
Shares sold	290,582	$19,046,884	588,478	$36,918,338
Shares issued in reinvestment of distributions	67,530	4,526,456	125,116	7,762,164
Shares redeemed	(590,676)	(38,745,963)	(927,897)	(57,896,188)

Net increase (decrease)	(232,564)	$(15,172,623)	(214,303)	$(13,215,686)

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FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
Class R6 Shares:
Shares sold	4,621,357	$302,056,090	6,524,045	$408,198,694
Shares issued in reinvestment of distributions	737,589	49,486,713	1,255,823	78,349,767
Shares redeemed	(2,705,513)	(176,126,058)	(6,886,545)	(430,933,850)

Net increase (decrease)	2,653,433	$175,416,745	893,323	$55,614,611

Advisor Class Shares:
Shares sold	5,940,283	$392,315,593	13,526,867	$842,087,025
Shares issued in reinvestment of distributions	1,212,168	81,352,321	1,980,058	123,585,579
Shares redeemed	(7,059,806)	(451,701,143)	(10,781,721)	(674,721,316)

Net increase (decrease)	92,645	$21,966,771	4,725,204	$290,951,288

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $5 billion
0.490%	Over $5 billion, up to and including $10 billion
0.480%	Over $10 billion, up to and including $20 billion
0.470%	In excess of $20 billion

For the period ended March 31, 2020, the annualized gross effective investment management fee rate was 0.496% of the Fund’s average daily net assets.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,245,953
CDSC retained	$104,723

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended March 31, 2020, the Fund paid transfer agent fees of $10,285,951, of which $4,333,875 was retained by Investor Services.

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FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

3. Transactions with Affiliates (continued)

f.  Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2020, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.32%	$250,577,007	$1,079,296,220	$(979,847,752)	$—	$—	$350,025,475	350,025,475	$1,669,842

g.  Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2021.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

At March 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$10,556,461,622

Unrealized appreciation	$7,716,721,260
Unrealized depreciation	(1,098,692,444)

Net unrealized appreciation (depreciation)	$6,618,028,816

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2020, aggregated $1,224,772,251 and $1,612,188,631, respectively.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

7.  Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

8.  Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2020, investments in “affiliated companies” were as follows:

Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Albemarle Corp	$509,509,647	$—	$(86,351,752)	$7,002,280	$(75,104,880)	$355,055,295	6,298,657	$5,158,533
Matthews International Corp., A	89,852,060	—	(716,521)	(796,387)	(27,764,707)	60,574,445	2,504,111	1,066,343
Total Affiliated Securities (Value is 2.4% of Net Assets)	$599,361,707	$—	$(87,068,273)	$6,205,893	$(102,869,587)	$415,629,740		$6,224,876

9.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2020, the Fund did not use the Global Credit Facility.

10.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

10. Fair Value Measurements (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

11.  New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

12.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN RISING DIVIDENDS FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin Rising Dividends Fund

Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc.	Shareholder Services (800) 632-2301
(800) DIAL BEN® / 342-5236 franklintempleton.com

© 2020 Franklin Templeton Investments. All rights reserved.	158 S 05/20

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a) (1)	Code of Ethics

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	May 29, 2020

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	May 29, 2020